Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Jan. 28, 2025	Dec. 31, 2024	Nov. 14, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Line Items]
Cash received	$ 132			$ 132
Derivative feature estimated amount		$ 1,551				$ 1,551
Volatility rate				90.00%		90.00%
Risk-free rate				4.09%		4.09%
Term				4 years 10 months 24 days		4 years 10 months 24 days
Embedded derivative liability		$ 80		$ 93		$ 80
Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Stock price		$ 53.7				$ 53.7
Convertible Note [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount		$ 80		93		$ 80
Embedded derivative liability				$ 703
Convertible Note [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Stock price			$ 173.1	$ 7.2
Estimated future price		$ 61.8	$ 130.8	$ 6.3		$ 61.8
Volatility rate				98.00%		99.00%
Risk-free rate				4.32%		4.18%
Term				4 months 24 days		10 months 24 days
Convertible Notes Payable [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount		$ 69				$ 69
Convertible Notes Payable [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Estimated future price		$ 61.8				$ 61.8
Volatility rate			90.00%
Risk-free rate		4.18%	4.31%
Term			1 year
Maximum [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount		$ 11				$ 11
Expected volatility [Member] | Maximum [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Volatility rate		99.00%
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Term		10 months 24 days